Restricted Cash	6 Months Ended
Jun. 30, 2012
Restricted Cash
Restricted Cash

3       Restricted Cash

Restricted cash is comprised of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Retention account	$2,820	$2,909
Restricted deposits	$430	$—
Total	$3,250	$2,909

The Company was required to maintain cash of $2.8 million and $2.9 million as of June 30, 2012 and December 31, 2011, respectively, in a retention bank account as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities, which were recorded under current assets in the Company’s Balance Sheets.

Furthermore, as of June 30, 2012, the Company recorded non-current restricted cash of $0.4 million in relation to one of its swap’s following the sale of the Montreal, which based on its Bank Agreement, any sale proceeds should be applied towards the repayment of the respective loan outstanding as well as cash collateral of the outstanding swaps with the respective bank (prorated based on market values).